CONTINGENCIES (Details) l in Millions, R in Millions	12 Months Ended
Jun. 30, 2023 ZAR (R) summons l
Disclosure of contingent liabilities [line items]
Number of summonses issued | summons	2
Environmental contamination
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 250.0
Agreement to purchase Mega litres of partially treated AMD | l	30
Summon, first
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 74.0
Summon, second
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	31.6
Ekurhuleni Metropolitan Municipality Electricity Tariff Dispute
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets	R 43.0